Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Amortization expense
Amortization expense	¥ 19,622	$ 2,777	¥ 7,672